Condensed Financial Information of The Parent Company (Details) - Schedule of Condensed Statements of Comprehensive Income - Parent [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating income:
Share of income from subsidiaries	$ 8,585	$ 8,852	$ 5,730
General and administrative expenses	(547)	(324)	(1,195)
Total operating income	8,038	8,528	4,535
Foreign exchange gain/(loss)	(264)	(1,287)	386
Income before income tax expense	7,774	7,241	4,921
Income tax expense
Net income	7,774	7,241	4,921
Other comprehensive income
Total comprehensive income	$ 7,774	$ 7,241	$ 4,921